Foreign Exchange Transactions, net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Foreign Exchange Transactions, net
Gain (loss) from accounting hedges		$ (125,598)	$ 176,231	$ 108,849
Translation difference, net		9,609	(7,221)	(6,074)
Indexed foreign currency		118,690	(64,135)	(90,370)
Total	$ 3,894	$ 2,701	$ 104,875	$ 12,405